Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other

Note 9: Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other were as follows:

	December 31,
($ in millions)	2016	2015
Accrued employee compensation and benefits	$64	$48
Accounts payable	31	13
Bonus point incentive liability	46	44
Due to Hilton	5	13
Other accrued expenses	85	90

	$231	$208